PROFITS INTEREST UNITS (Tables)	9 Months Ended
Oct. 02, 2021
PROFITS INTEREST UNITS
Summary of the activity for all PIUs

		Weighted-
		Average Grant-
	Number of PIUs	Date Fair Value
Balance at January 1, 2020	21,734,170	$0.60
Granted	7,843,107	0.35
Forfeited	(2,152,315)	0.43
Balance at December 31, 2020	27,424,962
Granted	—
Forfeited	(1,266,068)	0.34
Balance at April 21, 2021	26,158,894
Converted at IPO in connection with the Reorganization	(26,158,894)	$0.43
Balance at October 2, 2021	—